International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 8,058,961	$ 7,430,603
Less allowance for credit losses	(157,069)	(125,972)	$ (110,374)	$ (109,059)
Net loans	7,901,892	7,304,631
Accrued interest receivable	65,302	45,787
International Banking Services [Member]
Loans and Leases Receivable, Other Information [Abstract]
Accrued interest receivable	876	515
Outstanding standby and commercial letters of credit	147,551	131,254
Revenues	8,212	4,821	$ 4,090
International Banking Services [Member] | Foreign
Loans and Leases Receivable, Other Information [Abstract]
Loans	180,695	159,975
Less allowance for credit losses	(1,283)	(968)
Net loans	179,412	159,007
International Banking Services [Member] | Foreign | Commercial
Loans and Leases Receivable, Other Information [Abstract]
Loans	106,241	103,748
International Banking Services [Member] | Foreign | Others
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 74,454	$ 56,227